Fair value measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of assets and liabilities measured at fair value on recurring basis
Schedule of assets and liabilities measured at fair value on recurring basis
	As of June 30, 2023
Liabilities	Level 1	Level 2	Level 3
Warrant liabilities	$-	$(29,795)	$-
Redemption Feature Derivative	-	-	(2,231)
Additional Subordinated Term Loan Warrants Derivative	-	-	(12,816)
Earn-out liabilities	-	-	(310)
Total	$-	$(29,795)	$(7,165)

	As of December 31, 2022
Liabilities	Level 1	Level 2	Level 3
Warrant liabilities	$-	$(20,890)	$-
Redemption Feature Derivative	-	-	(826)
Earn-out liabilities	-	-	(5,600)
Total	$-	$(20,890)	$(6,426)

Level 3 Rollfoward	Redemption Feature Derivative	Additional Subordinated Term Loan Warrants Derivative	Earn-out liabilities
December 31, 2022 balances	$(826)	$-	$(5,600)
Additions	(474)	(2,887)	-
Changes in fair value	(2,198)	-	4,820
March 31, 2023 balances	(3,498)	(2,887)	(780)
Additions	-	(9,377)	-
Changes in fair value	1,267	(1,602)	470
Reclassified to level 2	-	1,050	-
June 30, 2023 balances	$(2,231)	$(12,816)	$(310)

Schedule of assets and liabilities measured at fair value on recurring basis
	As of December 31, 2022
Liabilities	Level 1	Level 2	Level 3
Warrant liabilities	$-	$(20,890)	$-
Redemption feature derivative	-	-	(826)
Earn-out liabilities	-	-	(5,600)
Total	$-	$(20,890)	$(6,426)

	As of December 31, 2021
Liabilities	Level 1	Level 2	Level 3
Warrant liabilities	$-	$-	$(1,380)
Deferred compensation – phantom units	-	-	(8,321)
Total	$-	$-	$(9,701)

Level 3 Rollfoward	Redemption feature derivative	Earn-out liabilities	Warrant liabilities	Deferred compensation – phantom units
December 31, 2021 balances	$-	$-	$(1,380)	$(8,321)
Additions	(256)	(74,100)	-	-
Changes in fair value	(570)	68,500	(1,931)	(6,783)
Reclassified to equity	-	-	3,311	15,104
December 31, 2022 balances	$(826)	$(5,600)	$-	$-

Schedule of Redemption feature derivative fair value measurements
Schedule of Redemption feature derivative fair value measurements
	As of November 30, 2022	As of December 31, 2022
Price of Class A Common Stock	$2.09	$1.78
Risk-free interest rate	4.56%	4.60%
Yield	15.6%	15.6%
Expected volatility	45.0%	50.0%

The Company measured and recognized the fair value of the redemption feature derivative as of November 30, 2022, the First YA Convertible Debenture issuance date, and December 31, 2022 in derivative liabilities on the consolidated balance sheets, with the respective fair value adjustment recorded in loss on change in fair value of derivatives on the consolidated statement of operation for the year ended December 31, 2022.

Earn-out liabilities – For the contingent consideration related to the Earn-Out Interests, the fair value was estimated using a Monte-Carlo Simulation in which the fair value was based on the simulated stock price of the Company over the maturity date of the contingent consideration. The key inputs used in the determination of the fair value included current stock price, expected volatility, and expected term.

The following table provides quantitative information of the key assumptions utilized in the earn-out liabilities fair value measurements as of measurement dates:

	As of August 15, 2022	As of December 31, 2022
Price of Class A Common Stock	$10.18	$1.78
Risk-free interest rate	2.90%	4.00%
Expected volatility	35.0%	65.0%
Expected remaining term	5.0 years	4.6 years

Redemption Feature Derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of derivative fair value measurements
Schedule of derivative fair value measurements
	As of June 30, 2023	As of February 3, 2023	As of December 31, 2022
Price of Class A Common Stock	$0.37	$1.56	$1.78
Risk-free interest rate	5.41%	4.63%	4.60%
Yield	13.4%	13.6%	15.6%
Expected volatility	50.0%	50.0%	50.0%

Earn Out Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of derivative fair value measurements
Schedule of derivative fair value measurements
	As of June 30, 2023	As of December 31, 2022
Price of Class A Common Stock	$0.37	$1.78
Risk-free interest rate	4.30%	4.00%
Expected volatility	75.0%	65.0%
Expected remaining term	4.1 years	4.6 years